Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies

21.Commitments and contingencies

Operating lease commitment

The Group has entered into non-cancellable operating leases covering various facilities. Future minimum lease payments under these non-cancellable leases as follows:

	Payment due by schedule
	Less than 1 year	1-3 years	More than 3 years	Total
Office rental	934,254	73,131	—	1,007,385

Contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

The Company is not aware of any pending or threatened claims and litigation as of December 31, 2022 and through the issuance date of these consolidated financial statements.